Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Non-current deferred tax assets
Risk assurance liabilities	¥ 87,316,488	$ 12,542,229	¥ 84,045,397
Accrued expense	9,778	1,405	2,048,984
Provision for credit losses	21,087,186	3,028,985	15,607,792
Customer advances	4,818,590	692,147	9,643,165
Unrealized gain on long-term investment	(11,009,130)	(1,581,363)	(11,009,130)
Unrealized loss for available-for-sale securities			(141,215)
Unrealized tax on capital gains	(1,554,966)	(223,357)
Net operating loss carry-forward	9,561,155	1,373,374	4,998,202
Less: valuation allowance	(9,561,155)	(1,373,374)	(4,998,202)
Non-current deferred tax assets, net	100,667,946	14,460,046	¥ 100,194,993
Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(1,540,424)
Others	(1,605,803)	(230,659)
Non-current deferred tax liabilities	¥ (12,329,929)	$ (1,771,083)